MANAGED PORTFOLIO SERIES

Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund
(the “Funds”)

Supplement dated April 6, 2022 to the Prospectus for the Funds dated October 28, 2021, as amended

The following language replaces the section entitled “Management” on page 6 of the Prospectus regarding the Olstein All Cap Value Fund:
Management
Investment Adviser
Olstein Capital Management, L.P. is the Fund’s investment adviser.
Portfolio Managers

Portfolio Manager	Title	Length of Service
Robert A. Olstein	Chairman, Chief Executive Officer, Chief Investment Officer and Co-Lead Portfolio Manager	Since the All Cap Value Predecessor Fund’s inception in 1995.
Eric R. Heyman	President, Director of Research and Co-Lead Portfolio Manager	Since becoming a Portfolio Manager of the All Cap Value Predecessor Fund in October 2008.
Timothy S. Kang	Senior Vice President and Portfolio Manager	Since 2006; Portfolio Manager since February 2022.
John D. Sullivan, Jr.	Vice President and Portfolio Manager	Since 2004; Portfolio Manager since February 2022.

The following language replaces the section entitled “Management” on page 12 of the Prospectus regarding the Olstein Strategic Opportunities Fund:
Management
Investment Adviser
Olstein Capital Management, L.P. is the Fund’s investment adviser.
Portfolio Managers

Portfolio Manager	Title	Length of Service
Robert A. Olstein	Chairman, Chief Executive Officer, Chief Investment Officer and Co-Lead Portfolio Manager	Since the Strategic Opportunities Predecessor Fund’s inception.
Eric R. Heyman	President, Director of Research and Co-Lead Portfolio Manager	Since the Strategic Opportunities Predecessor Fund's inception.
Timothy S. Kang	Senior Vice President and Portfolio Manager	Since 2006; Portfolio Manager since February 2022.
John D. Sullivan, Jr.	Vice President and Portfolio Manager	Since 2004; Portfolio Manager since February 2022.

The following language replaces the section entitled “Portfolio Managers” on pages 20 - 21 of the Prospectus:

Portfolio Managers
Robert A. Olstein
Mr. Olstein serves as the Chairman, Chief Executive Officer and Chief Investment Officer of OCM. Mr. Olstein is the Co-Lead Portfolio Manager for each Fund and, as OCM’s Chief Investment Officer, has primary responsibility and final decision-making authority for the management of the Funds’ portfolios of securities. Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the “Quality of Earnings Report” service, which pioneered the idea of utilizing inferential screening of financial statements to identify early warning alerts of potential changes in a company’s future earnings power, and thus, the value of its stock. Prior to forming OCM, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans as Senior Vice President/Senior Portfolio Manager at Smith Barney Inc. and its predecessor companies between 1981 and 1995. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow member of the Financial Analysts Federation. He is a past recipient of the Financial Analysts Federation (now CFA Institute) Graham & Dodd Scroll Award, has testified before the Banking Committee of the United States Senate on bank accounting practices, and has been quoted in, and is the author of, numerous articles on corporate reporting and disclosure practices in publications such as The Wall Street Journal, Business Week, The New York Times, Barron’s, and other financial publications. Mr. Olstein periodically appears as a guest commentator on CNBC, Fox News Channel, and CNN. Mr. Olstein holds an M.B.A. in Accounting and a B.A. in Mathematical Statistics from Michigan State University. Mr. Olstein has served as the Portfolio Manager or Co-Lead Portfolio Manager for the All Cap Value Fund and as the Co-Lead Portfolio Manager for the Strategic Opportunities Fund since their inception and for each Predecessor Fund since their respective inceptions.
Eric R. Heyman
Mr. Heyman serves as President and Director of Research for OCM and Co-Lead Portfolio Manager of each Fund. As Co-Lead Portfolio Manager, Mr. Heyman works with Mr. Olstein in the day-to-day decision-making and portfolio activities for each Fund. Since joining OCM’s investment research team in January 1996 (within months of the firm’s inception), Mr. Heyman has held positions of increasing responsibility. In June 2005, Mr. Heyman was appointed Director of Research overseeing the ongoing generation of investment ideas, sector and company coverage and the orderly flow of information throughout the Research Department. In February 2022, Mr. Heyman was appointed President of the firm. He has authored articles on investing for Crain’s Publications and the American Association of Individual Investors (AAIII Journal); he has also been quoted or featured in numerous business media outlets such as The Wall Street Journal, The New York Times, Barron’s, Bloomberg News, Value Investor Insight, GuruFocus Value Investing Live, Money Life with Chuck Jaffe, SmartMoney, The Wall Street Transcript, and the Associated Press. Previously, Mr. Heyman held the position of Accountant with Norstar Energy, a subsidiary of Orange and Rockland Utility. Mr. Heyman holds a B.B.A. in Accounting from Pace University. Mr. Heyman has been a Co-Lead

Portfolio Manager of the Strategic Opportunities Fund since its inception and of the Strategic Opportunities Predecessor Fund since its inception, and has been Co-Lead Portfolio Manager of the All Cap Value Fund since its inception and of the All Cap Value Predecessor Fund since October 2008.
Timothy S. Kang
Timothy S. Kang serves as Senior Vice President and Portfolio Manager. Mr. Kang is a Portfolio Manager of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund. He joined OCM’s investment research team in 2006. In 2022, Mr. Kang was promoted to the position of Portfolio Manager. Previously, he was promoted to the position of Senior Vice President and Senior Research Analyst in 2013. Mr. Kang has been quoted or featured in several business media outlets such as Barron’s, The Wall Street Journal Transcript, Bloomberg News, Bottom Line Personal, and GuruFocus Value Investing Live. Before joining OCM, he held the position of Vice President, Equity Research Analyst with Citigroup Asset Management covering Asia ex-Japan financial stocks, and assisted in covering U.S. bank stocks. Prior to that, he was an Assistant Vice President at PPM America, Inc., serving as a member of the high-yield bank loan team working on private bank loan transactions in all industry sectors. Mr. Kang has also served as a Senior Auditor at Arthur Andersen, L.L.P. Mr. Kang holds an M.S. in Accountancy from DePaul University, and a B.S.Sp. with a concentration in Economics from Northwestern University.
John D. Sullivan, Jr., CFA
John D. Sullivan, Jr., serves as Vice President and Portfolio Manager. Mr. Sullivan is a Portfolio Manager of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund. He joined OCM’s investment research team in 2004 as a Research Analyst. In 2022, Mr. Sullivan was promoted to the position of Portfolio Manager. Previously, he was promoted to the position of Vice President in 2013. John has been actively involved in the firm’s client servicing efforts providing portfolio updates in meetings with financial intermediaries, advisors and consultants. Mr. Sullivan holds a B.S. in Business Administration with a concentration in Finance and a minor in Economics from Fordham University. Mr. Sullivan is a CFA charterholder, member of the CFA Institute and CFA Society New York.
The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.

This Supplement should be retained with your Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund
(the “Funds”)

Supplement dated April 6, 2022 to the Statement of Additional Information for the Funds
dated October 28, 2021, as amended

The following language replaces the first paragraph of the section entitled “Investment Adviser” on page 31 of the Statement of Additional Information:
Investment Adviser
Investment advisory services are provided to the Funds by the Adviser, Olstein Capital Management, L.P., pursuant to an investment advisory agreement (the “Advisory Agreement”). OCM is organized as a New York limited partnership and is controlled and operated by its general partner, Olstein Advisers, LLC, a Delaware limited liability company, which is owned by Olstein, Inc. and Eric R. Heyman. Olstein, Inc., the managing member of Olstein Advisers, LLC, is wholly owned by Robert A. Olstein and his heirs. Olstein, Inc. and Olstein Advisers, LLC, are limited partners of OCM.
The following language replaces the section entitled “Portfolio Managers” on page 33 of the Statement of Additional Information:
Portfolio Managers
As disclosed in the Prospectus, Messrs. Robert A. Olstein, Eric R. Heyman, Timothy S. Kang, and John D. Sullivan, Jr., are the portfolio managers for each Fund (the “Portfolio Managers”). Mr. Olstein and Mr. Heyman are the Co-Lead Portfolio Managers for each Fund.
The following provides information regarding other accounts managed by each Portfolio Manager as of December 31, 2021.

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Robert A. Olstein	0	$0	0	$0	0	$0
Eric R. Heyman	0	$0	0	$0	0	$0
Timothy S. Kang	0	$0	0	$0	0	$0
John D. Sullivan, Jr.	0	$0	0	$0	0	$0
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As of December 31, 2021, the Portfolio Managers did not manage any accounts pursuant to a performance-based advisory fee.
The Portfolio Managers’ management of “other accounts” give rise to actual or apparent conflicts of interest when a portfolio manager has day-to-day management responsibilities with respect to more than one investment company or other account. Specifically, a portfolio manager who manages multiple investment companies and/or other accounts is presented with conflicts of interest that may include, among others: (i) an inequitable distribution of the portfolio manager’s time, attention and other resources; (ii) the unequal distribution or allocation among accounts of a limited investment opportunity; and (iii) incentives, such as performance-based advisory fees, that relate only to certain accounts.
OCM compensates the Portfolio Managers for their management of the Funds. Mr. Olstein’s compensation is derived from OCM’s profits, as he is the primary equity owner of OCM’s corporate general partner. Mr. Heyman is a minor equity owner of Olstein Advisers, LLC, which is the General Partner of OCM. As such, a portion of his overall compensation is based upon the economic performance of our firm as a whole. Other investment professionals, including Mr. Heyman, Mr. Kang, and Mr. Sullivan, receive a base salary plus incentive compensation determined by Mr. Olstein. The incentive compensation may be as much as 100% or more of the base salary and is determined as a percentage of pre-tax profits of OCM, which is related to the amount of assets under management. Approximately 60% of an individual’s incentive compensation is based on how well the portfolio performs over rolling 3-year periods, and the remaining 40% of the incentive compensation is based on the individual’s performance.
The following table indicates the dollar range of Fund shares beneficially owned by each Portfolio Manager as of December 31, 2021.

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
Robert A. Olstein	All Cap Value Fund	Over $1,000,000
	Strategic Opportunities Fund	Over $1,000,000
Eric R. Heyman	All Cap Value Fund	Over $1,000,000
	Strategic Opportunities Fund	Over $1,000,000
Timothy S. Kang	All Cap Value Fund	$100,001 - $500,000
	Strategic Opportunities Fund	$100,001 - $500,000
John D. Sullivan, Jr.	All Cap Value Fund	$100,001 - $500,000
	Strategic Opportunities Fund	$100,001 - $500,000

This Supplement should be retained with your Statement of Additional Information for future reference.
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